Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net (loss) income	$ (4,679,549)	$ 588,744
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses on accounts receivable, other current assets, and advances to suppliers:	3,993,047	1,697,478
(Reversal of) provision for obsolete inventories	(4,936)	10,736
Depreciation	798,369	1,129,724
Amortization of intangible assets and other asset	17,114	66,382
Amortization of convertible note discount	70,791	96,979
Stock-based payments for consulting services		136,000
Loss (gain) on disposals/dissolutions of subsidiaries	69,908	83,590
(Income) loss on long-term investment	(53,762)	(70,968)
Exchange difference	(207,381)	(405,086)
Changes in operating assets and liabilities:
Increase in accounts receivable	(3,825,795)	(523,008)
Decrease in accounts receivable - related parties	10,721	375,384
Decrease (increase) in inventories	4,078,060	(1,850,538)
Decrease in other non-current assets		435,384
(Increase) decrease in other current assets and prepaid expenses	(2,199,599)	642,965
Decrease (increase) in advances to suppliers	5,286,585	(3,870,028)
(Decrease) in other payables and accrued expenses	(1,219,793)	(673,810)
(Decrease) increase in advances from customers	(3,005,732)	717,987
(Decrease) in advances from customers - related parties	(34,420)	(53,510)
Increase (decrease) in amounts due to related parties	525,117	(1,393,175)
(Decrease) increase in accounts payable	(557,678)	291,561
(Decrease) increase in payroll payable and benefits	(539,872)	35,208
(Decrease) in income tax payable	492
Net cash used in operating activities	(1,478,313)	(2,532,001)
INVESTING ACTIVITIES
Proceeds from sales of long-term investment	27,575
Purchases of property, equipment and software	(1,337,157)	(776,838)
Cash paid for long-term investment	(22,060)
Net cash used in investing activities	(1,331,642)	(776,838)
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	689,375
Repayment of short-term bank loans	(689,375)	(388,690)
Repayment of long-term bank loans	(153,869)
Proceeds from issuance of ordinary shares	2,344,560	2,887,990
Proceeds from issuance of convertible note	1,200,000
Net cash provided by financing activities	3,390,691	2,499,300
Effect of exchange rate changes on cash and cash equivalents	15,322	(11,016)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	596,058	(820,555)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	1,576,632	1,300,855
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	2,172,690	480,300
Cash paid during the year
Income taxes	4,172	10,876
Interest	$ 194,120	$ 233,330